Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

July 31, 2020

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

SV7-QTLY-0920
1.9867768.104

Schedule of Investments July 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
Australia - 6.7%
Afterpay Ltd. (a)	60,509	$2,963,029
AGL Energy Ltd.	182,454	2,166,488
AMP Ltd. (a)	934,780	978,405
Ampol Ltd.	68,611	1,288,223
APA Group unit	334,634	2,629,872
Aristocrat Leisure Ltd.	163,711	3,062,100
ASX Ltd.	54,859	3,239,385
Aurizon Holdings Ltd.	558,350	1,775,164
Australia & New Zealand Banking Group Ltd.	802,305	10,189,836
BHP Billiton Ltd.	833,368	21,941,624
BlueScope Steel Ltd.	138,180	1,104,707
Brambles Ltd.	440,246	3,390,674
Cimic Group Ltd.	30,111	462,095
Coca-Cola Amatil Ltd.	138,322	808,382
Cochlear Ltd.	18,166	2,468,808
Coles Group Ltd.	378,206	4,909,703
Commonwealth Bank of Australia	500,542	25,461,991
Computershare Ltd.	133,640	1,282,284
Crown Ltd.	98,039	626,893
CSL Ltd.	128,331	24,764,411
DEXUS Property Group unit	307,869	1,871,834
Evolution Mining Ltd.	462,238	1,948,451
Fortescue Metals Group Ltd.	480,495	5,976,673
Goodman Group unit	470,327	5,688,905
Insurance Australia Group Ltd.	656,883	2,388,788
Lendlease Group unit	181,282	1,470,017
Macquarie Group Ltd.	95,443	8,420,691
Magellan Financial Group Ltd.	35,033	1,530,794
Medibank Private Ltd.	755,837	1,522,822
Mirvac Group unit	1,086,199	1,621,913
National Australia Bank Ltd.	904,318	11,289,579
Newcrest Mining Ltd.	228,908	5,753,454
Northern Star Resources Ltd.	209,801	2,317,335
Orica Ltd.	110,708	1,367,558
Origin Energy Ltd.	500,977	1,922,047
Qantas Airways Ltd.	285,357	658,511
QBE Insurance Group Ltd.	414,840	2,905,322
Ramsay Health Care Ltd.	50,734	2,246,583
realestate.com.au Ltd.	14,340	1,111,401
Rio Tinto Ltd.	105,083	7,657,808
Santos Ltd.	487,592	1,835,858
Scentre Group unit	1,489,691	2,171,192
SEEK Ltd.	93,729	1,451,125
Sonic Healthcare Ltd.	128,012	2,935,807
South32 Ltd.	1,393,745	2,051,268
SP AusNet	494,922	629,403
Stockland Corp. Ltd. unit	653,223	1,488,758
Suncorp Group Ltd.	357,631	2,184,606
Sydney Airport unit	302,743	1,131,221
Tabcorp Holdings Ltd.	574,496	1,461,197
Telstra Corp. Ltd.	1,182,476	2,830,147
The GPT Group unit	537,648	1,490,396
TPG Telecom Ltd. (a)	115,563	663,814
Transurban Group unit	775,690	7,653,388
Treasury Wine Estates Ltd.	198,345	1,530,442
Tuas Ltd. (a)	2,110	1,063
Vicinity Centres unit	1,059,250	987,599
Washington H. Soul Pattinson & Co. Ltd.	33,485	467,702
Wesfarmers Ltd.	321,160	10,681,026
Westpac Banking Corp.	1,021,626	12,268,478
WiseTech Global Ltd.	44,679	659,167
Woodside Petroleum Ltd.	268,781	3,842,532
Woolworths Group Ltd.	357,208	9,871,417

TOTAL AUSTRALIA		255,472,166

Austria - 0.2%
Andritz AG	19,569	656,501
Erste Group Bank AG	79,420	1,768,148
OMV AG	40,269	1,267,460
Raiffeisen International Bank-Holding AG (a)	38,991	668,273
Verbund AG	18,871	990,084
Voestalpine AG	34,580	763,550

TOTAL AUSTRIA		6,114,016

Bailiwick of Jersey - 0.6%
Experian PLC	257,318	8,988,148
Ferguson PLC	64,044	5,645,701
Glencore Xstrata PLC	2,835,548	6,489,311
WPP PLC	351,858	2,609,483

TOTAL BAILIWICK OF JERSEY		23,732,643

Belgium - 0.9%
Ageas	50,966	1,912,127
Anheuser-Busch InBev SA NV	215,780	11,717,537
Colruyt NV	15,223	888,707
Elia System Operator SA/NV	8,558	929,459
Galapagos Genomics NV (a)	11,892	2,208,589
Groupe Bruxelles Lambert SA	32,026	2,781,089
KBC Groep NV	70,755	4,034,192
Proximus	41,578	857,584
Sofina SA	4,227	1,185,048
Solvay SA Class A	20,318	1,581,053
Telenet Group Holding NV	14,352	557,896
UCB SA	35,826	4,593,605
Umicore SA	56,054	2,637,191

TOTAL BELGIUM		35,884,077

Bermuda - 0.2%
Cheung Kong Infrastructure Holdings Ltd.	182,000	948,712
Dairy Farm International Holdings Ltd.	106,075	455,766
Hongkong Land Holdings Ltd.	317,520	1,209,497
Jardine Matheson Holdings Ltd.	62,261	2,546,306
Jardine Strategic Holdings Ltd.	60,394	1,216,648
Kerry Properties Ltd.	204,000	485,370
NWS Holdings Ltd.	480,856	372,261

TOTAL BERMUDA		7,234,560

Cayman Islands - 0.6%
ASM Pacific Technology Ltd.	84,800	953,006
BeiGene Ltd. ADR (a)	11,411	2,384,899
Budweiser Brewing Co. APAC Ltd. (b)	474,700	1,721,104
Cheung Kong Property Holdings Ltd.	732,500	4,068,762
CK Hutchison Holdings Ltd.	765,000	4,989,581
Melco Crown Entertainment Ltd. sponsored ADR	59,500	979,370
Sands China Ltd.	688,000	2,663,123
WH Group Ltd. (b)	2,707,500	2,406,962
Wharf Real Estate Investment Co. Ltd.	471,000	1,665,148
Wynn Macau Ltd.	409,600	717,697

TOTAL CAYMAN ISLANDS		22,549,652

Denmark - 2.5%
A.P. Moller - Maersk A/S:
Series A	1,043	1,234,930
Series B	1,736	2,234,983
Ambu A/S Series B	44,888	1,561,427
Carlsberg A/S Series B	30,510	4,478,745
Christian Hansen Holding A/S	29,904	3,391,678
Coloplast A/S Series B	33,646	5,726,798
Danske Bank A/S (a)	197,066	3,167,171
DSV A/S	59,815	8,203,427
Genmab A/S (a)	18,460	6,304,497
GN Store Nord A/S	36,422	2,221,029
H Lundbeck A/S	21,659	787,669
Novo Nordisk A/S Series B	499,921	32,801,115
Novozymes A/S Series B	60,528	3,613,469
ORSTED A/S (b)	53,714	7,655,585
Pandora A/S	27,512	1,741,233
Tryg A/S	32,784	965,105
Vestas Wind Systems A/S	56,534	7,246,809
William Demant Holding A/S (a)	30,058	929,075

TOTAL DENMARK		94,264,745

Finland - 1.2%
Elisa Corp. (A Shares)	40,518	2,408,364
Fortum Corp.	126,887	2,573,814
Kone OYJ (B Shares)	95,948	7,599,596
Neste Oyj	120,161	5,503,217
Nokia Corp.	1,599,148	7,676,105
Nordea Bank ABP (Stockholm Stock Exchange)	918,911	7,097,744
Orion Oyj (B Shares)	28,740	1,253,286
Sampo Oyj (A Shares)	133,652	4,830,752
Stora Enso Oyj (R Shares)	166,806	2,094,574
UPM-Kymmene Corp.	151,410	4,036,138
Wartsila Corp.	120,762	1,007,141

TOTAL FINLAND		46,080,731

France - 10.2%
Accor SA (a)	51,399	1,285,985
Aeroports de Paris SA	8,083	761,710
Air Liquide SA	133,854	22,016,337
Alstom SA	54,619	3,038,705
Amundi SA (b)	16,662	1,262,016
Arkema SA	19,648	2,027,909
Atos Origin SA (a)	28,007	2,388,537
AXA SA	547,170	10,978,251
bioMerieux SA	11,424	1,850,324
BNP Paribas SA (a)	318,197	12,786,990
Bollore SA	265,388	884,697
Bouygues SA	64,960	2,295,589
Bureau Veritas SA	83,342	1,818,649
Capgemini SA	45,653	5,888,576
Carrefour SA	172,372	2,741,116
Casino Guichard Perrachon SA (a)(c)	13,661	379,771
CNP Assurances	53,585	643,197
Compagnie de St. Gobain (a)	147,073	5,400,035
Covivio	13,111	946,723
Credit Agricole SA (a)	327,035	3,147,959
Danone SA	174,585	11,685,544
Dassault Aviation SA (a)	782	649,416
Dassault Systemes SA	37,229	6,757,886
Edenred SA	69,587	3,453,396
EDF SA	172,157	1,733,874
Eiffage SA (a)	23,593	2,056,562
ENGIE (a)	518,432	6,894,656
Essilor International SA	80,426	10,629,582
Eurazeo SA (a)	12,321	642,659
Faurecia SA (a)	20,473	793,181
Gecina SA	13,761	1,774,970
Groupe Eurotunnel SA (a)	124,452	1,866,196
Hermes International SCA	8,957	7,240,026
ICADE	9,393	619,611
Iliad SA	4,061	796,000
Ingenico SA (c)	17,165	2,752,887
Ipsen SA	10,283	989,621
JCDecaux SA (a)	26,487	445,229
Kering SA	21,442	12,167,851
Klepierre SA	53,839	925,293
L'Oreal SA	70,976	23,821,523
La Francaise des Jeux SAEM (b)	23,220	843,536
Legrand SA	75,610	5,849,058
LVMH Moet Hennessy Louis Vuitton SE	78,505	34,137,365
Michelin CGDE Series B	48,094	5,004,667
Natixis SA (a)	294,772	713,551
Orange SA	565,680	6,630,264
Orpea	14,153	1,803,859
Pernod Ricard SA	60,332	10,375,940
Peugeot Citroen SA	167,524	2,691,648
Publicis Groupe SA	61,526	1,967,358
Remy Cointreau SA	6,209	993,958
Remy Cointreau SA rights 9/18/20 (a)(d)	7,078	8,338
Renault SA	52,683	1,244,572
Safran SA (a)	90,653	9,641,102
Sanofi SA	319,009	33,495,004
Sartorius Stedim Biotech	7,856	2,443,049
Schneider Electric SA	156,324	17,924,660
SCOR SE	43,266	1,113,536
SEB SA	6,192	1,021,871
Societe Generale Series A	229,385	3,531,454
Sodexo SA	24,968	1,714,076
SR Teleperformance SA	16,675	4,857,545
Suez Environnement SA	95,219	1,254,546
Thales SA	30,212	2,183,694
Total SA	683,093	25,850,759
Ubisoft Entertainment SA (a)	25,814	2,152,250
Valeo SA	62,728	1,609,750
Veolia Environnement SA	153,488	3,516,038
VINCI SA	142,049	12,225,456
Vivendi SA	234,857	6,232,260
Wendel SA	7,030	656,268
Worldline SA (a)(b)	38,935	3,335,192

TOTAL FRANCE		388,261,663

Germany - 8.8%
adidas AG	53,869	14,842,122
Allianz SE	117,985	24,491,131
BASF AG	260,283	14,358,790
Bayer AG	277,862	18,459,336
Bayerische Motoren Werke AG (BMW)	94,471	6,087,132
Beiersdorf AG	28,708	3,427,893
Brenntag AG	44,226	2,715,244
Carl Zeiss Meditec AG	10,939	1,142,308
Commerzbank AG	274,617	1,406,837
Continental AG	31,316	3,025,088
Covestro AG (b)	47,507	1,838,874
Daimler AG (Germany)	242,595	10,687,603
Delivery Hero AG (a)(b)	36,379	4,189,274
Deutsche Bank AG (a)	555,608	4,968,146
Deutsche Borse AG	53,727	9,784,281
Deutsche Lufthansa AG (a)(c)	79,543	697,867
Deutsche Post AG	279,807	11,357,418
Deutsche Telekom AG	942,779	15,739,459
Deutsche Wohnen AG (Bearer)	97,605	4,736,921
E.ON AG	638,776	7,499,242
Evonik Industries AG	57,395	1,546,205
Fraport AG Frankfurt Airport Services Worldwide (c)	12,989	505,219
Fresenius Medical Care AG & Co. KGaA	60,367	5,318,459
Fresenius SE & Co. KGaA	118,348	5,892,777
GEA Group AG	42,248	1,524,334
Hannover Reuck SE	17,087	2,886,302
HeidelbergCement AG	42,368	2,351,229
Henkel AG & Co. KGaA	29,016	2,517,313
Hochtief AG	7,736	628,771
Infineon Technologies AG	354,231	9,031,255
KION Group AG	18,078	1,388,433
Knorr-Bremse AG	13,404	1,569,293
Lanxess AG	22,383	1,160,106
LEG Immobilien AG	19,657	2,738,306
Merck KGaA	36,732	4,675,157
Metro Wholesale & Food Specialist AG	56,496	515,891
MTU Aero Engines Holdings AG	15,120	2,615,487
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	40,851	10,828,511
Nemetschek Se	15,849	1,164,966
Puma AG	22,767	1,765,723
RWE AG	166,569	6,274,794
SAP SE	295,893	46,707,693
Scout24 AG (b)	30,722	2,658,081
Siemens AG	216,460	27,584,804
Siemens Healthineers AG (b)	42,523	2,213,810
Symrise AG	36,441	4,552,268
TeamViewer AG (a)(b)	36,782	1,982,227
Telefonica Deutschland Holding AG	279,105	764,394
Thyssenkrupp AG (a)	110,697	856,699
Uniper SE	57,361	1,983,808
United Internet AG	28,108	1,273,735
Volkswagen AG	9,564	1,494,987
Vonovia SE	146,132	9,498,475
Zalando SE (a)(b)	43,069	3,106,897

TOTAL GERMANY		333,031,375

Hong Kong - 2.5%
AIA Group Ltd.	3,416,600	30,807,289
Bank of East Asia Ltd.	404,308	920,222
BOC Hong Kong (Holdings) Ltd.	1,039,000	2,895,681
CLP Holdings Ltd.	467,000	4,415,811
Galaxy Entertainment Group Ltd.	617,000	4,203,399
Hang Lung Properties Ltd.	557,000	1,366,933
Hang Seng Bank Ltd.	215,400	3,387,902
Henderson Land Development Co. Ltd.	394,021	1,474,637
Hong Kong & China Gas Co. Ltd.	3,022,690	4,331,004
Hong Kong Exchanges and Clearing Ltd.	338,960	16,190,727
Link (REIT)	603,752	4,685,713
MTR Corp. Ltd.	424,435	2,108,402
New World Development Co. Ltd.	419,845	2,047,681
PCCW Ltd.	1,129,584	636,915
Power Assets Holdings Ltd.	395,000	2,199,173
Sino Land Ltd.	850,697	1,030,676
SJM Holdings Ltd.	574,000	646,558
Sun Hung Kai Properties Ltd.	370,000	4,499,867
Swire Pacific Ltd. (A Shares)	155,000	763,245
Swire Properties Ltd.	313,400	723,825
Techtronic Industries Co. Ltd.	389,000	4,063,010

TOTAL HONG KONG		93,398,670

Ireland - 0.8%
CRH PLC	222,604	8,104,683
DCC PLC (United Kingdom)	28,147	2,517,211
James Hardie Industries PLC CDI	126,589	2,620,091
Kerry Group PLC Class A	44,906	5,924,467
Kingspan Group PLC (Ireland)	43,739	3,129,983
Paddy Power Betfair PLC (Ireland)	43,812	6,623,931
Smurfit Kappa Group PLC	63,916	2,142,749

TOTAL IRELAND		31,063,115

Isle of Man - 0.0%
Gaming VC Holdings SA	160,172	1,393,435
Israel - 0.6%
Azrieli Group	13,244	634,010
Bank Hapoalim BM (Reg.)	307,986	1,831,662
Bank Leumi le-Israel BM	398,173	1,992,648
Check Point Software Technologies Ltd. (a)	32,956	4,131,035
CyberArk Software Ltd. (a)	10,412	1,226,950
Elbit Systems Ltd. (Israel)	7,188	1,009,079
Icl Group Ltd.	219,661	689,636
Israel Discount Bank Ltd. (Class A)	312,948	949,427
Mizrahi Tefahot Bank Ltd.	38,065	785,011
NICE Systems Ltd. (a)	17,094	3,475,078
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	309,157	3,567,672
Wix.com Ltd. (a)	14,517	4,216,898

TOTAL ISRAEL		24,509,106

Italy - 1.9%
Assicurazioni Generali SpA	311,145	4,640,058
Atlantia SpA (a)	139,948	2,242,128
Davide Campari Milano NV	160,160	1,606,067
DiaSorin S.p.A.	6,918	1,352,744
Enel SpA	2,301,621	21,084,057
Eni SpA	722,822	6,438,761
FinecoBank SpA	172,879	2,499,716
Infrastrutture Wireless Italiane SpA (b)	74,988	756,565
Intesa Sanpaolo SpA	4,212,636	8,586,802
Leonardo SpA	109,684	698,984
Mediobanca SpA	169,947	1,372,502
Moncler SpA	55,119	2,116,634
Nexi SpA (a)(b)	103,834	1,854,850
Pirelli & C. SpA (b)	124,293	492,380
Poste Italiane SpA (b)	143,495	1,310,320
Prysmian SpA	66,309	1,689,491
Recordati SpA	28,636	1,526,026
Snam Rete Gas SpA	579,767	3,073,214
Telecom Italia SpA	2,062,043	836,273
Terna SpA	401,807	2,984,684
UniCredit SpA	601,469	5,470,332

TOTAL ITALY		72,632,588

Japan - 24.6%
ABC-MART, Inc.	10,400	548,222
ACOM Co. Ltd.	123,400	432,492
Advantest Corp.	57,100	3,117,609
AEON Co. Ltd.	186,100	4,400,068
AEON MALL Co. Ltd.	33,200	394,241
Agc, Inc.	52,530	1,476,666
Air Water, Inc.	55,400	714,383
Aisin Seiki Co. Ltd.	43,990	1,255,017
Ajinomoto Co., Inc.	132,300	2,389,288
Alfresa Holdings Corp.	51,500	1,051,845
Amada Co. Ltd.	85,200	572,581
Ana Holdings, Inc. (a)	30,900	639,765
Aozora Bank Ltd.	37,250	595,882
Asahi Group Holdings	109,800	3,579,028
ASAHI INTECC Co. Ltd.	53,500	1,489,944
Asahi Kasei Corp.	356,200	2,562,190
Astellas Pharma, Inc.	527,600	8,229,487
Bandai Namco Holdings, Inc.	56,900	3,142,152
Bank of Kyoto Ltd.	17,900	653,569
Benesse Holdings, Inc.	22,700	589,293
Bridgestone Corp.	151,800	4,471,352
Brother Industries Ltd.	60,100	927,716
Calbee, Inc.	27,400	868,424
Canon, Inc.	284,300	4,575,106
Casio Computer Co. Ltd. (c)	52,800	843,872
Central Japan Railway Co.	40,900	4,961,558
Chiba Bank Ltd.	139,800	640,542
Chubu Electric Power Co., Inc.	183,460	2,181,539
Chugai Pharmaceutical Co. Ltd.	190,100	8,582,871
Chugoku Electric Power Co., Inc.	81,500	991,658
Coca-Cola West Co. Ltd.	38,800	577,299
Concordia Financial Group Ltd.	295,200	875,316
Cosmos Pharmaceutical Corp.	3,600	657,390
CyberAgent, Inc.	27,900	1,578,198
Dai Nippon Printing Co. Ltd.	65,620	1,425,648
Dai-ichi Mutual Life Insurance Co.	307,200	3,623,853
Daicel Chemical Industries Ltd.	78,200	518,600
Daifuku Co. Ltd.	29,000	2,602,617
Daiichi Sankyo Kabushiki Kaisha	160,500	14,202,095
Daikin Industries Ltd.	70,600	12,421,822
Dainippon Sumitomo Pharma Co. Ltd.	56,100	700,645
Daito Trust Construction Co. Ltd.	17,600	1,375,346
Daiwa House Industry Co. Ltd.	161,200	3,557,237
Daiwa House REIT Investment Corp.	544	1,411,712
Daiwa Securities Group, Inc.	396,100	1,758,779
DENSO Corp.	123,200	4,557,488
Dentsu Group, Inc.	58,800	1,311,839
Disco Corp.	8,200	1,949,780
East Japan Railway Co.	85,900	4,951,677
Eisai Co. Ltd.	71,500	5,770,520
Electric Power Development Co. Ltd.	43,100	584,276
FamilyMart Co. Ltd.	69,700	1,564,613
Fanuc Corp.	54,900	9,262,900
Fast Retailing Co. Ltd.	16,600	8,827,912
Fuji Electric Co. Ltd.	33,800	921,347
Fujifilm Holdings Corp.	102,100	4,566,174
Fujitsu Ltd.	55,800	7,471,350
Fukuoka Financial Group, Inc.	44,800	651,552
GLP J-REIT	1,005	1,668,117
GMO Payment Gateway, Inc.	11,200	1,163,856
Hakuhodo DY Holdings, Inc.	61,400	670,525
Hamamatsu Photonics K.K.	38,500	1,658,495
Hankyu Hanshin Holdings, Inc.	64,900	1,848,505
Hikari Tsushin, Inc.	5,600	1,206,178
Hino Motors Ltd.	89,770	517,643
Hirose Electric Co. Ltd.	8,830	923,415
Hisamitsu Pharmaceutical Co., Inc.	16,000	696,046
Hitachi Construction Machinery Co. Ltd.	29,700	860,647
Hitachi Ltd.	274,400	8,219,391
Hitachi Metals Ltd.	58,600	759,522
Honda Motor Co. Ltd.	462,900	11,285,441
Hoshizaki Corp.	13,600	1,032,960
Hoya Corp.	107,100	10,542,553
Hulic Co. Ltd.	82,100	702,684
Idemitsu Kosan Co. Ltd.	53,923	1,123,252
Iida Group Holdings Co. Ltd.	46,400	713,610
INPEX Corp.	280,000	1,598,244
Isetan Mitsukoshi Holdings Ltd.	105,400	480,942
Isuzu Motors Ltd.	149,500	1,219,397
IT Holdings Corp.	61,700	1,324,287
ITO EN Ltd.	14,700	863,766
Itochu Corp.	382,100	8,378,048
ITOCHU Techno-Solutions Corp.	26,800	1,082,330
Japan Airlines Co. Ltd.	35,600	576,267
Japan Airport Terminal Co. Ltd. (c)	15,300	525,393
Japan Exchange Group, Inc.	145,000	3,424,496
Japan Post Bank Co. Ltd.	110,700	821,975
Japan Post Holdings Co. Ltd.	448,700	3,064,530
Japan Post Insurance Co. Ltd.	60,900	803,140
Japan Prime Realty Investment Corp.	241	633,605
Japan Real Estate Investment Corp.	374	1,907,893
Japan Retail Fund Investment Corp.	717	859,547
Japan Tobacco, Inc.	340,200	5,814,854
JFE Holdings, Inc.	133,200	874,310
JGC Corp.	69,000	698,146
JSR Corp.	56,200	1,205,708
JTEKT Corp.	64,120	426,733
JX Holdings, Inc.	875,600	3,070,388
Kajima Corp.	123,200	1,353,358
Kakaku.com, Inc.	36,500	876,855
Kamigumi Co. Ltd.	31,300	567,129
Kansai Electric Power Co., Inc.	199,800	1,900,544
Kansai Paint Co. Ltd.	47,900	918,587
Kao Corp.	136,400	9,895,006
Kawasaki Heavy Industries Ltd.	44,450	606,149
KDDI Corp.	466,400	14,830,327
Keihan Electric Railway Co., Ltd.	26,200	1,059,336
Keihin Electric Express Railway Co. Ltd.	60,520	786,123
Keio Corp.	28,100	1,403,142
Keisei Electric Railway Co.	34,600	845,976
Keyence Corp.	51,600	21,555,448
Kikkoman Corp.	41,000	1,924,210
Kintetsu Group Holdings Co. Ltd.	48,900	1,894,006
Kirin Holdings Co. Ltd.	234,400	4,516,579
Kobayashi Pharmaceutical Co. Ltd.	13,360	1,181,329
Kobe Bussan Co. Ltd.	17,000	1,045,487
Koito Manufacturing Co. Ltd.	28,300	1,102,806
Komatsu Ltd.	248,500	4,882,258
Konami Holdings Corp.	25,400	776,199
Kose Corp.	8,900	891,219
Kubota Corp.	294,100	4,187,976
Kuraray Co. Ltd.	86,020	842,272
Kurita Water Industries Ltd.	27,000	721,581
Kyocera Corp.	91,400	5,090,094
Kyowa Hakko Kirin Co., Ltd.	76,800	1,896,736
Kyushu Electric Power Co., Inc.	104,000	868,509
Kyushu Railway Co.	40,700	798,967
Lasertec Corp.	21,600	1,877,285
Lawson, Inc.	15,400	763,781
LINE Corp. (a)	16,800	887,176
Lion Corp.	61,930	1,596,589
LIXIL Group Corp.	71,200	945,701
M3, Inc.	125,200	6,429,343
Makita Corp.	64,020	2,440,326
Marubeni Corp.	466,500	2,147,728
Marui Group Co. Ltd.	50,600	735,760
Maruichi Steel Tube Ltd.	17,500	412,144
Mazda Motor Corp.	153,700	886,659
McDonald's Holdings Co. (Japan) Ltd.	20,500	976,052
Mebuki Financial Group, Inc.	296,460	655,346
Medipal Holdings Corp.	57,000	1,046,790
Meiji Holdings Co. Ltd.	32,600	2,559,898
Mercari, Inc. (a)	23,500	981,248
Minebea Mitsumi, Inc.	102,410	1,679,458
Misumi Group, Inc.	80,350	1,893,089
Mitsubishi Chemical Holdings Corp.	361,700	1,943,351
Mitsubishi Corp.	383,400	7,725,431
Mitsubishi Electric Corp.	518,400	6,767,232
Mitsubishi Estate Co. Ltd.	337,000	4,841,103
Mitsubishi Gas Chemical Co., Inc.	43,100	678,737
Mitsubishi Heavy Industries Ltd.	90,300	2,100,703
Mitsubishi Materials Corp.	29,400	601,067
Mitsubishi Motors Corp. of Japan	209,000	411,834
Mitsubishi UFJ Financial Group, Inc.	3,458,900	12,961,605
Mitsubishi UFJ Lease & Finance Co. Ltd.	126,900	533,470
Mitsui & Co. Ltd.	470,500	7,034,022
Mitsui Chemicals, Inc.	49,900	949,673
Mitsui Fudosan Co. Ltd.	264,500	4,135,187
Miura Co. Ltd.	24,000	898,966
Mizuho Financial Group, Inc.	6,840,700	8,339,139
MonotaRO Co. Ltd.	34,500	1,468,258
MS&AD Insurance Group Holdings, Inc.	126,300	3,173,671
Murata Manufacturing Co. Ltd.	163,000	10,469,602
Nabtesco Corp.	30,900	925,351
Nagoya Railroad Co. Ltd.	52,000	1,309,641
NEC Corp.	70,400	3,944,200
New Hampshire Foods Ltd.	22,500	988,917
Nexon Co. Ltd.	137,510	3,546,382
NGK Insulators Ltd.	70,200	872,441
NGK Spark Plug Co. Ltd.	49,300	656,216
Nidec Corp.	126,800	10,072,617
Nihon M&A Center, Inc.	42,600	2,060,479
Nikon Corp.	79,400	555,119
Nintendo Co. Ltd.	31,700	13,941,986
Nippon Building Fund, Inc.	361	2,018,913
Nippon Express Co. Ltd.	20,200	960,290
Nippon Paint Holdings Co. Ltd.	41,580	2,820,315
Nippon Prologis REIT, Inc.	578	1,990,279
Nippon Shinyaku Co. Ltd.	12,400	952,359
Nippon Steel & Sumitomo Metal Corp.	228,900	1,876,836
Nippon Telegraph & Telephone Corp.	364,200	8,453,614
Nippon Yusen KK	48,000	624,574
Nissan Chemical Corp.	35,400	1,874,834
Nissan Motor Co. Ltd.	659,500	2,255,863
Nisshin Seifun Group, Inc.	53,400	817,978
Nissin Food Holdings Co. Ltd.	17,500	1,567,238
Nitori Holdings Co. Ltd.	22,900	5,012,451
Nitto Denko Corp.	45,300	2,567,625
NKSJ Holdings, Inc.	95,200	3,137,239
Nomura Holdings, Inc.	893,400	4,204,495
Nomura Real Estate Holdings, Inc.	36,400	602,454
Nomura Real Estate Master Fund, Inc.	1,166	1,440,771
Nomura Research Institute Ltd.	90,720	2,379,091
NSK Ltd.	95,300	641,525
NTT Data Corp.	179,900	2,045,328
NTT DOCOMO, Inc.	330,010	9,085,544
Obayashi Corp.	177,500	1,584,790
OBIC Co. Ltd.	19,800	3,537,084
Odakyu Electric Railway Co. Ltd.	84,000	1,757,858
Oji Holdings Corp.	235,000	986,207
Olympus Corp.	330,300	5,940,932
OMRON Corp.	53,000	3,817,581
Ono Pharmaceutical Co. Ltd.	104,900	2,936,764
Oracle Corp. Japan	10,600	1,269,737
Oriental Land Co. Ltd.	56,800	6,798,507
ORIX Corp.	376,800	4,075,137
ORIX JREIT, Inc.	716	919,223
Osaka Gas Co. Ltd.	106,830	1,980,810
Otsuka Corp.	28,800	1,485,504
Otsuka Holdings Co. Ltd.	111,000	4,603,563
Pan Pacific International Hold	117,600	2,669,622
Panasonic Corp.	630,700	5,462,729
Park24 Co. Ltd.	33,900	454,754
PeptiDream, Inc. (a)	25,500	1,022,602
Persol Holdings Co., Ltd.	55,700	704,044
Pigeon Corp.	31,700	1,226,314
Pola Orbis Holdings, Inc.	28,700	472,572
Rakuten, Inc.	245,100	2,252,303
Recruit Holdings Co. Ltd.	360,100	11,233,625
Renesas Electronics Corp. (a)	210,800	1,151,031
Resona Holdings, Inc.	589,820	1,933,591
Ricoh Co. Ltd.	182,700	1,176,544
Rinnai Corp.	9,800	799,887
ROHM Co. Ltd.	24,100	1,518,558
Ryohin Keikaku Co. Ltd.	64,300	769,620
Santen Pharmaceutical Co. Ltd.	97,700	1,642,870
SBI Holdings, Inc. Japan	64,700	1,348,948
SCSK Corp.	14,300	721,383
Secom Co. Ltd.	59,900	5,180,094
Sega Sammy Holdings, Inc.	51,100	573,973
Seibu Holdings, Inc.	67,900	604,240
Seiko Epson Corp.	75,400	799,920
Sekisui Chemical Co. Ltd.	98,300	1,329,796
Sekisui House Ltd.	176,800	3,229,034
Seven & i Holdings Co. Ltd.	213,500	6,451,870
Seven Bank Ltd.	185,500	450,366
SG Holdings Co. Ltd.	44,200	1,615,927
Sharp Corp. (c)	67,100	652,903
Shimadzu Corp.	60,900	1,530,914
Shimamura Co. Ltd.	7,000	484,720
SHIMANO, Inc.	21,100	4,584,573
SHIMIZU Corp.	148,300	1,063,107
Shin-Etsu Chemical Co. Ltd.	100,500	11,762,396
Shinsei Bank Ltd.	48,600	549,047
Shionogi & Co. Ltd.	76,700	4,562,958
Shiseido Co. Ltd.	113,400	6,318,216
Shizuoka Bank Ltd.	111,300	722,809
Showa Denko K.K.	36,200	750,504
SMC Corp.	16,300	8,479,911
SoftBank Corp.	541,500	7,235,858
SoftBank Group Corp.	443,300	27,960,298
Sohgo Security Services Co., Ltd.	19,300	905,243
Sony Corp.	360,500	28,009,062
Square Enix Holdings Co. Ltd.	25,300	1,347,995
Stanley Electric Co. Ltd.	34,800	827,139
Subaru Corp.	174,700	3,299,628
Sumco Corp.	72,600	1,126,391
Sumitomo Chemical Co. Ltd.	401,600	1,158,864
Sumitomo Corp.	337,500	3,749,531
Sumitomo Electric Industries Ltd.	210,600	2,352,954
Sumitomo Heavy Industries Ltd.	34,600	674,183
Sumitomo Metal Mining Co. Ltd.	64,130	1,927,720
Sumitomo Mitsui Financial Group, Inc.	369,400	9,843,196
Sumitomo Mitsui Trust Holdings, Inc.	95,200	2,444,174
Sumitomo Realty & Development Co. Ltd.	87,600	2,233,978
Sumitomo Rubber Industries Ltd.	53,620	443,731
Sundrug Co. Ltd.	22,600	770,734
Suntory Beverage & Food Ltd.	38,500	1,445,728
Suzuken Co. Ltd.	21,100	746,488
Suzuki Motor Corp.	104,400	3,425,722
Sysmex Corp.	47,500	3,648,600
T&D Holdings, Inc.	145,600	1,198,504
Taiheiyo Cement Corp.	32,490	705,128
Taisei Corp.	54,000	1,854,893
Taisho Pharmaceutical Holdings Co. Ltd.	10,700	603,458
Taiyo Nippon Sanso Corp.	41,500	650,404
Takeda Pharmaceutical Co. Ltd.	446,303	16,185,985
TDK Corp.	36,900	4,108,334
Teijin Ltd.	47,000	678,761
Terumo Corp.	183,000	6,923,087
THK Co. Ltd.	32,600	756,678
Tobu Railway Co. Ltd.	52,500	1,470,203
Toho Co. Ltd.	34,870	1,036,535
Toho Gas Co. Ltd.	20,300	878,315
Tohoku Electric Power Co., Inc.	118,210	1,113,366
Tokio Marine Holdings, Inc.	181,200	7,651,164
Tokyo Century Corp.	13,500	748,618
Tokyo Electric Power Co., Inc. (a)	393,600	1,049,824
Tokyo Electron Ltd.	42,300	11,705,142
Tokyo Gas Co. Ltd.	107,500	2,282,451
Tokyu Corp.	139,900	1,556,945
Tokyu Fudosan Holdings Corp.	163,600	625,205
Toppan Printing Co. Ltd.	69,900	1,047,900
Toray Industries, Inc.	378,600	1,638,794
Toshiba Corp.	109,700	3,316,234
Tosoh Corp.	81,090	1,088,401
Toto Ltd.	38,900	1,467,375
Toyo Suisan Kaisha Ltd.	24,500	1,481,272
Toyoda Gosei Co. Ltd.	20,200	390,051
Toyota Industries Corp.	41,070	2,071,832
Toyota Motor Corp.	602,530	35,768,563
Toyota Tsusho Corp.	58,140	1,474,629
Trend Micro, Inc.	38,200	2,240,389
Tsuruha Holdings, Inc.	10,100	1,392,084
Unicharm Corp.	114,600	5,151,073
United Urban Investment Corp.	806	783,500
USS Co. Ltd.	57,700	856,329
Welcia Holdings Co. Ltd.	13,000	1,191,252
West Japan Railway Co.	46,100	1,990,827
Yahoo! Japan Corp.	757,400	4,027,654
Yakult Honsha Co. Ltd.	34,100	1,936,054
Yamada Denki Co. Ltd.	196,600	848,767
Yamaha Corp.	36,700	1,692,116
Yamaha Motor Co. Ltd.	75,900	1,106,779
Yamato Holdings Co. Ltd.	88,400	2,279,448
Yamazaki Baking Co. Ltd.	38,000	634,680
Yaskawa Electric Corp.	68,200	2,267,470
Yokogawa Electric Corp.	62,300	956,935
Yokohama Rubber Co. Ltd.	37,000	473,273
Zozo, Inc.	29,800	805,139

TOTAL JAPAN		930,862,790

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (a)	204,271	2,247,400
Aroundtown SA	326,794	1,966,309
Eurofins Scientific SA	3,740	2,430,973
SES SA (France) (depositary receipt)	104,165	735,716
Tenaris SA	128,644	758,172

TOTAL LUXEMBOURG		8,138,570

Multi-National - 0.1%
HK Electric Investments & HK Electric Investments Ltd. unit	741,000	766,786
HKT Trust/HKT Ltd. unit	1,042,000	1,535,378

TOTAL MULTI-NATIONAL		2,302,164

Netherlands - 5.3%
ABN AMRO Group NV GDR (b)	114,672	948,787
Adyen BV (a)(b)	5,117	8,541,067
AEGON NV	488,845	1,432,506
AerCap Holdings NV (a)	35,990	969,211
Airbus Group NV	166,152	12,161,656
Akzo Nobel NV	56,535	5,310,317
Altice Europe NV Class A (a)	194,126	916,970
ASML Holding NV (Netherlands)	120,324	42,779,711
CNH Industrial NV	289,104	1,969,742
EXOR NV	30,857	1,731,982
Ferrari NV	35,649	6,355,601
Fiat Chrysler Automobiles NV (Italy)	311,173	3,159,629
Heineken Holding NV	32,705	2,825,798
Heineken NV (Bearer)	73,477	7,118,056
ING Groep NV (Certificaten Van Aandelen)	1,103,203	7,692,505
Koninklijke Ahold Delhaize NV	311,590	8,974,058
Koninklijke DSM NV	48,807	7,450,990
Koninklijke KPN NV	1,016,559	2,627,218
Koninklijke Philips Electronics NV	258,945	13,379,915
NN Group NV	82,794	3,023,343
Prosus NV	137,811	13,412,720
QIAGEN NV (Germany) (a)	65,399	3,248,640
Randstad NV	32,740	1,568,097
STMicroelectronics NV (France)	180,946	5,084,067
Takeaway.com Holding BV (a)(b)	34,389	3,717,062
Unibail-Rodamco SE & WFD Unibail-Rodamco NV unit (c)	39,384	2,065,389
Unilever NV	412,964	24,402,161
Vopak NV	19,355	1,056,744
Wolters Kluwer NV	77,263	6,085,059

TOTAL NETHERLANDS		200,009,001

New Zealand - 0.3%
Auckland International Airport Ltd.	329,034	1,392,214
Fisher & Paykel Healthcare Corp.	163,031	3,892,398
Mercury Nz Ltd.	213,039	659,812
Meridian Energy Ltd.	348,643	1,123,729
Ryman Healthcare Group Ltd.	108,535	957,339
Spark New Zealand Ltd.	501,961	1,641,200
The a2 Milk Co. Ltd. (a)	209,928	2,901,433

TOTAL NEW ZEALAND		12,568,125

Norway - 0.6%
DNB ASA	269,158	4,134,091
Equinor ASA	285,582	4,213,832
Gjensidige Forsikring ASA (a)	55,663	1,139,942
Mowi ASA	125,133	2,251,936
Norsk Hydro ASA	367,391	1,037,780
Orkla ASA	214,917	2,113,314
Schibsted ASA (B Shares)	26,886	883,808
Telenor ASA	205,965	3,183,971
Yara International ASA	48,898	2,043,091

TOTAL NORWAY		21,001,765

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	540,908	1,128,439
Portugal - 0.2%
Energias de Portugal SA	801,039	4,043,257
Energias de Portugal SA rights 8/3/20 (a)	801,039	81,337
Galp Energia SGPS SA Class B	139,940	1,465,284
Jeronimo Martins SGPS SA	70,985	1,195,302

TOTAL PORTUGAL		6,785,180

Singapore - 1.1%
Ascendas Real Estate Investment Trust	875,876	2,267,174
CapitaCommercial Trust (REIT)	726,458	856,650
CapitaLand Ltd.	696,500	1,405,704
CapitaMall Trust	700,000	967,486
City Developments Ltd.	121,400	727,019
DBS Group Holdings Ltd.	508,377	7,343,840
Genting Singapore Ltd.	1,639,000	879,250
Jardine Cycle & Carriage Ltd.	30,200	442,813
Keppel Corp. Ltd.	397,900	1,566,890
Mapletree Commercial Trust	645,100	868,640
Mapletree Logistics Trust (REIT)	733,500	1,142,550
Oversea-Chinese Banking Corp. Ltd.	938,660	5,879,544
Singapore Airlines Ltd.	362,790	905,001
Singapore Exchange Ltd.	220,800	1,317,144
Singapore Technologies Engineering Ltd.	419,100	1,002,442
Singapore Telecommunications Ltd.	2,322,800	4,215,589
Suntec (REIT)	641,700	629,651
United Overseas Bank Ltd.	334,172	4,704,978
UOL Group Ltd.	146,591	710,070
Venture Corp. Ltd.	82,500	1,077,403
Wilmar International Ltd.	527,900	1,784,412
Yangzijiang Shipbuilding Holdings Ltd.	803,300	538,296

TOTAL SINGAPORE		41,232,546

Spain - 2.4%
ACS Actividades de Construccion y Servicios SA	77,389	1,795,154
Aena Sme SA (a)(b)	19,228	2,498,253
Amadeus IT Holding SA Class A	122,111	6,097,645
Banco Bilbao Vizcaya Argentaria SA	1,888,060	5,878,890
Banco Santander SA (Spain)	4,698,328	10,075,432
Bankinter SA	185,044	955,156
CaixaBank SA	1,025,573	2,206,057
Cellnex Telecom SA (b)(c)	91,304	5,723,893
Enagas SA	69,426	1,747,646
Endesa SA	91,485	2,590,665
Ferrovial SA	137,198	3,351,841
Gas Natural SDG SA	82,432	1,528,366
Grifols SA	84,851	2,468,771
Iberdrola SA	1,744,386	22,438,410
Inditex SA	309,015	8,188,245
MAPFRE SA (Reg.)	336,444	604,775
Red Electrica Corporacion SA	123,738	2,407,909
Repsol SA	409,370	3,228,182
Siemens Gamesa Renewable Energy SA	66,330	1,552,902
Telefonica SA	1,378,916	5,774,920

TOTAL SPAIN		91,113,112

Sweden - 3.1%
Alfa Laval AB	89,941	2,121,429
ASSA ABLOY AB (B Shares)	284,120	6,272,289
Atlas Copco AB:
(A Shares)	195,219	8,602,238
(B Shares)	103,983	4,002,853
Boliden AB	78,333	2,122,413
Electrolux AB (B Shares)	62,581	1,169,255
Epiroc AB:
Class A	177,358	2,479,842
Class B	119,617	1,623,221
EQT AB	66,069	1,542,561
Ericsson (B Shares)	826,076	9,611,453
Essity AB Class B	171,694	5,641,461
Evolution Gaming Group AB (b)	36,096	2,460,035
H&M Hennes & Mauritz AB (B Shares)	228,699	3,564,817
Hexagon AB (B Shares) (a)	79,692	5,162,558
Husqvarna AB (B Shares)	114,148	1,085,539
ICA Gruppen AB	27,580	1,352,882
Industrivarden AB (C Shares)	42,895	1,049,866
Investor AB (B Shares)	128,727	7,573,815
Kinnevik AB (B Shares)	69,043	2,411,704
Latour Investment AB Class B	40,949	836,208
Lundbergfoeretagen AB	20,466	955,203
Lundin Petroleum AB	51,025	1,175,627
Nibe Industrier AB (B Shares)	89,424	2,138,770
Sandvik AB	318,641	5,954,934
Securitas AB (B Shares)	86,744	1,289,754
Skandinaviska Enskilda Banken AB (A Shares) (a)	461,444	4,448,210
Skanska AB (B Shares) (a)	96,969	1,949,253
SKF AB (B Shares)	107,384	1,974,551
Svenska Cellulosa AB (SCA) (B Shares)	171,142	2,062,210
Svenska Handelsbanken AB (A Shares) (a)	440,273	4,151,982
Swedbank AB (A Shares) (a)	257,316	4,160,874
Swedish Match Co. AB	48,647	3,728,737
Tele2 AB (B Shares)	142,543	2,013,879
Telia Co. AB	719,594	2,804,064
Volvo AB (B Shares)	420,267	7,222,793

TOTAL SWEDEN		116,717,280

Switzerland - 10.5%
ABB Ltd. (Reg.)	521,317	13,092,026
Adecco SA (Reg.)	43,877	2,071,150
Alcon, Inc. (Switzerland) (a)	139,165	8,369,225
Baloise Holdings AG	13,137	1,993,784
Banque Cantonale Vaudoise	8,194	857,433
Barry Callebaut AG	858	1,781,578
Clariant AG (Reg.)	57,083	1,073,564
Coca-Cola HBC AG	54,967	1,441,195
Compagnie Financiere Richemont SA Series A	147,646	9,166,029
Credit Suisse Group AG	686,828	7,324,524
Ems-Chemie Holding AG	2,339	2,011,507
Galenica AG	12,828	1,804,518
Geberit AG (Reg.)	10,578	5,820,184
Givaudan SA	2,614	10,749,827
Julius Baer Group Ltd.	63,867	2,803,756
Kuehne & Nagel International AG	15,188	2,605,650
LafargeHolcim Ltd. (Reg.)	148,733	6,994,704
Lindt & Spruengli AG	27	2,305,724
Lindt & Spruengli AG (participation certificate)	323	2,493,445
Logitech International SA (Reg.)	46,778	3,390,133
Lonza Group AG	21,064	13,172,066
Nestle SA (Reg. S)	841,214	100,038,640
Novartis AG	606,734	49,975,032
Partners Group Holding AG	5,282	5,089,386
Roche Holding AG (participation certificate)	198,509	68,754,895
Schindler Holding AG:
(participation certificate)	10,888	2,744,174
(Reg.)	6,240	1,548,827
SGS SA (Reg.)	1,719	4,494,155
Sika AG	40,198	8,812,748
Sonova Holding AG Class B	15,538	3,493,098
Straumann Holding AG	2,933	2,872,868
Swatch Group AG (Bearer)	8,201	1,712,745
Swatch Group AG (Bearer) (Reg.)	14,936	591,855
Swiss Life Holding AG	9,089	3,308,434
Swiss Prime Site AG	21,518	1,956,396
Swiss Re Ltd.	83,478	6,587,178
Swisscom AG	7,349	3,903,717
Temenos Group AG	18,574	2,741,775
UBS Group AG	1,036,465	12,120,708
Zurich Insurance Group Ltd.	42,313	15,647,473

TOTAL SWITZERLAND		397,716,126

United Kingdom - 13.2%
3i Group PLC	276,347	3,218,023
Admiral Group PLC	52,795	1,658,608
Anglo American PLC (United Kingdom)	347,965	8,518,503
Antofagasta PLC	109,756	1,476,215
Ashtead Group PLC	127,885	4,076,226
Associated British Foods PLC	100,713	2,326,858
AstraZeneca PLC (United Kingdom)	371,541	41,047,734
Auto Trader Group PLC (b)	275,214	1,922,512
Aveva Group PLC	17,779	964,887
Aviva PLC	1,114,393	3,832,458
BAE Systems PLC	908,726	5,823,940
Barclays PLC	4,905,295	6,359,707
Barratt Developments PLC	290,280	1,940,160
Berkeley Group Holdings PLC	35,965	2,096,862
BHP Billiton PLC	597,560	12,921,295
BP PLC	5,730,149	20,751,781
British American Tobacco PLC (United Kingdom)	648,287	21,424,800
British Land Co. PLC	239,974	1,145,182
BT Group PLC	2,523,063	3,255,791
Bunzl PLC	95,657	2,752,226
Burberry Group PLC	114,365	1,863,438
Coca-Cola European Partners PLC	58,465	2,407,004
Compass Group PLC	506,201	6,960,793
Croda International PLC	36,732	2,755,109
Diageo PLC	661,852	24,217,599
Direct Line Insurance Group PLC	380,142	1,474,904
Evraz PLC	158,939	600,228
GlaxoSmithKline PLC	1,417,924	28,245,492
Halma PLC	107,837	3,074,435
Hargreaves Lansdown PLC	93,963	2,151,227
Hikma Pharmaceuticals PLC	47,235	1,329,358
HSBC Holdings PLC (United Kingdom)	5,740,770	25,849,674
Imperial Brands PLC	268,243	4,480,420
Informa PLC	426,104	2,020,410
InterContinental Hotel Group PLC	49,215	2,266,898
Intertek Group PLC	45,795	3,223,877
ITV PLC	969,726	719,480
J Sainsbury PLC	483,734	1,185,048
John David Group PLC	119,691	948,827
Johnson Matthey PLC	53,208	1,559,447
Kingfisher PLC	580,159	1,837,057
Land Securities Group PLC	192,940	1,456,252
Legal & General Group PLC	1,690,477	4,735,466
Lloyds Banking Group PLC	19,895,825	6,778,723
London Stock Exchange Group PLC	89,017	9,832,723
M&G PLC	714,191	1,501,411
Melrose Industries PLC	1,370,508	1,529,560
Mondi PLC	138,794	2,476,317
National Grid PLC	994,830	11,725,301
Next PLC	37,925	2,705,588
NMC Health PLC	55,366	16,582
Ocado Group PLC (a)	131,185	3,525,436
Pearson PLC	210,006	1,442,994
Persimmon PLC	91,184	2,867,024
Prudential PLC	735,939	10,517,131
Reckitt Benckiser Group PLC	200,821	20,136,247
RELX PLC (London Stock Exchange)	546,641	11,556,182
Rentokil Initial PLC	525,649	3,675,694
Rio Tinto PLC	317,308	19,315,247
Rolls-Royce Holdings PLC	549,361	1,648,004
Royal Bank of Scotland Group PLC	1,375,027	1,907,905
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,156,482	16,902,656
Class B (United Kingdom)	1,061,325	14,897,247
RSA Insurance Group PLC	284,230	1,596,497
Sage Group PLC	310,817	2,967,633
Schroders PLC	34,224	1,328,297
Scottish & Southern Energy PLC	293,150	4,972,515
Segro PLC	331,358	4,203,882
Severn Trent PLC	68,213	2,187,625
Smith & Nephew PLC	248,364	4,902,079
Smiths Group PLC	113,226	2,008,284
Spirax-Sarco Engineering PLC	20,955	2,828,043
St. James's Place Capital PLC	147,172	1,815,131
Standard Chartered PLC (United Kingdom)	769,204	3,884,574
Standard Life PLC	664,697	2,178,701
Taylor Wimpey PLC	996,176	1,543,277
Tesco PLC	2,774,141	7,829,581
Unilever PLC	330,409	19,674,211
United Utilities Group PLC	195,058	2,297,978
Vodafone Group PLC	7,569,163	11,375,316
Whitbread PLC	55,197	1,575,113
WM Morrison Supermarkets PLC	661,287	1,617,420

TOTAL UNITED KINGDOM		498,620,340

TOTAL COMMON STOCKS
(Cost $3,378,105,810)		3,763,817,980

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	15,502	795,431
Fuchs Petrolub AG	19,023	831,342
Henkel AG & Co. KGaA	50,971	5,007,444
Porsche Automobil Holding SE (Germany)	43,525	2,463,644
Sartorius AG (non-vtg.)	10,104	3,872,913
Volkswagen AG	52,100	7,671,399

TOTAL GERMANY		20,642,173

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	1,878,956	749,872
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $20,367,270)		21,392,045
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 0.13% 11/5/20 (Cost $2,429,128)(e)	2,430,000	2,429,396
	Shares	Value

Money Market Funds - 1.0%
Fidelity Cash Central Fund 0.14% (f)	27,559,740	27,568,008
Fidelity Securities Lending Cash Central Fund 0.13% (f)(g)	12,438,522	12,439,766
TOTAL MONEY MARKET FUNDS
(Cost $40,007,774)		40,007,774
TOTAL INVESTMENT IN SECURITIES - 101.0%
(Cost $3,440,909,982)		3,827,647,195
NET OTHER ASSETS (LIABILITIES) - (1.0)%(h)		(39,082,984)
NET ASSETS - 100%		$3,788,564,211

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	29	Sept. 2020	$2,629,720	$76,145	$76,145

The notional amount of futures purchased as a percentage of Net Assets is 0.1%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $63,439,282 or 1.7% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,429,396.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $3,147,822 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$601,180
Fidelity Securities Lending Cash Central Fund	472,760
Total	$1,073,940

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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